Subsequent Events	12 Months Ended
Dec. 31, 2017
Subsequent Events

(20)	Subsequent Events
No material subsequent events have occurred since December 31, 2017 through March 29, 2018, the date at which the financial statements were issued, that would require adjustment to the financial statements.